SHARE-BASED COMPENSATION (Details 3) - Restricted shares				12 Months Ended
	Dec. 11, 2015 shares	Dec. 23, 2014 shares	Jul. 08, 2013 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Number of ordinary shares
Outstanding at the beginning of the period (in shares)				14,925,016	14,925,016		6,759,194
Granted (in shares)				40,106,656	40,106,656		11,265,520
Vested (in shares)				(9,291,500)	(9,291,500)		(2,507,698)
Forfeited (in shares)				(1,333,584)	(1,333,584)		(592,000)
Outstanding at the end of the period (in shares)				44,406,588	44,406,588		14,925,016	6,759,194
Expected to vest at the end of the period (in shares)				44,406,588		14,925,016			44,406,588
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares				$ 0.50		$ 0.24
Granted (in dollars per share) | $ / shares				0.43		0.58
Vested (in dollars per share) | $ / shares				0.49		0.24
Forfeited (in dollars per share) | $ / shares				0.52		0.24
Outstanding at the end of the period (in dollars per share) | $ / shares				0.43		0.50
Expected to vest at the end of the period (in dollars per share) | $ / shares				$ 0.43		$ 0.50
Aggregate fair value of the unvested RSUs				$ 19,312,000	¥ 125,097,000
Total fair value of RSUs vested				$ 4,553,000	¥ 29,492,000		¥ 3,734,000	¥ 0
Vesting on each of 2014, 2015 and 2016, respectively
Share-based compensation
Vesting rights (as a percent)				60.00%	60.00%
Vesting on June 1, 2014 and 2015
Share-based compensation
Vesting rights (as a percent)				40.00%	40.00%
Vesting rights, subject to fiscal year revenue (as a percent)				50.00%	50.00%
Vesting rights, based on EBIDTA (as a percent)				50.00%	50.00%
2011 Plan | Employees and directors
Share-based compensation
Shares issued (in shares)	40,106,656	11,265,520	8,448,992
Unrecognized share-based compensation cost				$ 15,845,000					¥ 102,638,000
Period over which unrecognized share-based compensation cost are expected to be recognized				2 months 12 days	2 months 12 days